Document and Entity Information	Sep. 15, 2026
Cover [Abstract]
Entity Registrant Name	Beacon Financial Corp
Amendment Flag	false
Entity Central Index Key	0001108134
Document Type	8-K
Document Period End Date	Sep. 15, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-15781
Entity Tax Identification Number	04-3510455
Entity Address, Address Line One	131 Clarendon Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	(617)
Local Phone Number	425-4600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value of $0.01 per share
Trading Symbol	BBT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false